SUPPLEMENT DATED NOVEMBER 26, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED AUGUST 1, 2014

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated August 1, 2014 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement will go into effect on December 31, 2014 unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Effective December 31, 2014, pursuant to approval by the board of trustees of Pacific Life Funds (the “Trust”), the names of the Trust and each series of the Trust (each a “Fund” and together, the “Funds”) will be changed. No investment goals or investment strategies of any Fund will change as a result of these name changes.

Accordingly, effective December 31, 2014, all references to “Pacific Life Funds” will be changed to “Pacific FundsSM”. In addition, all references to the current names of each Fund offered in the Prospectus will be changed as follows:

Current Fund Name	New Fund Name
PL Portfolio Optimization Conservative Fund	Pacific FundsSM Portfolio Optimization Conservative
PL Portfolio Optimization Moderate-Conservative Fund	Pacific FundsSM Portfolio Optimization Moderate-Conservative
PL Portfolio Optimization Moderate Fund	Pacific FundsSM Portfolio Optimization Moderate
PL Portfolio Optimization Moderate-Aggressive Fund	Pacific FundsSM Portfolio Optimization Growth
PL Portfolio Optimization Aggressive Fund	Pacific FundsSM Portfolio Optimization Aggressive-Growth
PL Short Duration Income Fund	Pacific FundsSM Short Duration Income
PL Income Fund	Pacific FundsSM Core Income
PL Strategic Income Fund	Pacific FundsSM Strategic Income
PL Floating Rate Income Fund	Pacific FundsSM Floating Rate Income
PL Limited Duration High Income Fund	Pacific FundsSM Limited Duration High Income
PL High Income Fund	Pacific FundsSM High Income
PL Diversified Alternatives Fund	Pacific FundsSM Diversified Alternatives

Also, all references to the current names of each Underlying Fund will be changed as follows:

Current Underlying Fund Name	New Underlying Fund Name
PL Floating Rate Income Fund	Pacific FundsSM Floating Rate Income
PL Floating Rate Loan Fund	PF Floating Rate Loan Fund
PL Inflation Managed Fund	PF Inflation Managed Fund
PL Managed Bond Fund	PF Managed Bond Fund
PL Short Duration Bond Fund	PF Short Duration Bond Fund
PL Emerging Markets Debt Fund	PF Emerging Markets Debt Fund
PL Comstock Fund	PF Comstock Fund
PL Growth Fund	PF Growth Fund
PL Large-Cap Growth Fund	PF Large-Cap Growth Fund
PL Large-Cap Value Fund	PF Large-Cap Value Fund
PL Main Street® Core Fund	PF Main Street® Core Fund
PL Mid-Cap Equity Fund	PF Mid-Cap Equity Fund
PL Mid-Cap Growth Fund	PF Mid-Cap Growth Fund
PL Small-Cap Growth Fund	PF Small-Cap Growth Fund
PL Small-Cap Value Fund	PF Small-Cap Value Fund
PL Real Estate Fund	PF Real Estate Fund
PL Emerging Markets Fund	PF Emerging Markets Fund
PL International Large-Cap Fund	PF International Large-Cap Fund
PL International Value Fund	PF International Value Fund
PL Currency Strategies Fund	PF Currency Strategies Fund
PL Global Absolute Return Fund	PF Global Absolute Return Fund
PL Precious Metals Fund	PF Precious Metals Fund

Disclosure Changes to the Fund Summaries section

PL Floating Rate Income Fund – Effective immediately, the third and fourth paragraphs in the Principal Investment Strategies subsection are deleted and replaced with the following:

The Fund may invest up to 20% of its assets in certain other types of debt instruments or securities, including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.

The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade or if unrated, are of comparable quality as determined by the Manager. Such non-investment grade debt instruments may include those that are stressed, distressed or in default.

SUPPLEMENT DATED NOVEMBER 26, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED AUGUST 1, 2014

This supplement revises the Pacific Life Funds Class P Shares prospectus dated August 1, 2014, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement will go into effect on December 31, 2014 unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Effective December 31, 2014, pursuant to approval by the board of trustees of Pacific Life Funds (the “Trust”), the names of the Trust and each series of the Trust (each a “Fund” and together, the “Funds”) will be changed. No investment goals or investment strategies of any Fund will change as a result of these name changes.

Accordingly, effective December 31, 2014, all references to “Pacific Life Funds” will be changed to “Pacific FundsSM”. In addition, all references to the current names of each Fund offered in the Prospectus will be changed as follows:

Current Fund Name	New Fund Name
PL Floating Rate Income Fund	Pacific FundsSM Floating Rate Income
PL Floating Rate Loan Fund	PF Floating Rate Loan Fund
PL Inflation Managed Fund	PF Inflation Managed Fund
PL Managed Bond Fund	PF Managed Bond Fund
PL Short Duration Bond Fund	PF Short Duration Bond Fund
PL Emerging Markets Debt Fund	PF Emerging Markets Debt Fund
PL Comstock Fund	PF Comstock Fund
PL Growth Fund	PF Growth Fund
PL Large-Cap Growth Fund	PF Large-Cap Growth Fund
PL Large-Cap Value Fund	PF Large-Cap Value Fund
PL Main Street® Core Fund	PF Main Street® Core Fund
PL Mid-Cap Equity Fund	PF Mid-Cap Equity Fund
PL Mid-Cap Growth Fund	PF Mid-Cap Growth Fund
PL Small-Cap Growth Fund	PF Small-Cap Growth Fund
PL Small-Cap Value Fund	PF Small-Cap Value Fund
PL Real Estate Fund	PF Real Estate Fund
PL Emerging Markets Fund	PF Emerging Markets Fund
PL International Large-Cap Fund	PF International Large-Cap Fund
PL International Value Fund	PF International Value Fund
PL Currency Strategies Fund	PF Currency Strategies Fund
PL Global Absolute Return Fund	PF Global Absolute Return Fund
PL Precious Metals Fund	PF Precious Metals Fund

Disclosure Changes to the Fund Summaries section

PL Floating Rate Income Fund – Effective immediately, the third and fourth paragraphs in the Principal Investment Strategies subsection are deleted and replaced with the following:

The Fund may invest up to 20% of its assets in certain other types of debt instruments or securities, including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.

The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade or if unrated, are of comparable quality as determined by the Manager. Such non-investment grade debt instruments may include those that are stressed, distressed or in default.